Borrowings - Rollforward (Details) R in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		R 24,504.7		R 28,692.3		R 25,649.5
Borrowings on acquisition of subsidiary							R 2,605.7
Loans raised	$ 1,117.0	15,861.8	$ 643.7	9,127.4	$ 650.1	8,002.8
Loans repaid	(1,086.0)	(15,421.9)	(1,002.3)	(13,829.6)	(601.3)	(7,401.9)
Unwinding of amortised cost		183.3		356.8		181.5
Accrued interest (related to 2022 and 2025 Notes, and US$ Convertible Bond)		416.7		463.1		479.4
Accrued interest paid		(396.5)		(391.2)		(516.0)
Gain on derecognition of borrowings				(179.7)
Gain on the revised cash flow of the Burnstone Debt				(804.6)
(Gain)/loss on foreign exchange differences and foreign currency translation		(635.7)		1,070.2		2,297.0
Balance at end of period		27,118.1		24,504.7		28,692.3
US$600 million revolving credit facility (RCF)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		2,726.5		1,757.5
Loans raised		8,491.1		3,478.2		1,913.4
Loans repaid		(4,671.6)		(2,459.5)		(285.2)
Balance at end of period		6,316.8		2,726.5		1,757.5
Face amount of debt | $	$ 600.0		$ 600.0		600.0
R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		5,896.4		5,896.4
Loans raised		520.0				360.0
Loans repaid		(3,370.0)
Balance at end of period		3,046.4		5,896.4		5,896.4
Face amount of debt							R 6,000.0	R 6,000.0	R 6,000.0
US$350 million RCF
Disclosure of detailed information about borrowings [line items]
Loans raised						580.0
Loans repaid						(1,779.6)
Face amount of debt | $					$ 350.0
2022 and 2025 Notes
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		9,808.7		14,022.2
Loans repaid				(5,107.4)
Unwinding of amortised cost		23.0		169.2		27.5
Balance at end of period		9,658.8		9,808.7		14,022.2
US$ Convertible Bond
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		4,496.6		4,939.7
Loans repaid				(745.2)
Unwinding of amortised cost		95.5		96.3		89.5
Balance at end of period		4,513.7		4,496.6		4,939.7
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		1,145.1		1,780.0
Unwinding of amortised cost		62.6		88.4		64.5
Balance at end of period		1,187.5		1,145.1		1,780.0
Other
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period		431.4		296.5
Loans raised		6,850.7		5,649.2		5,149.4
Loans repaid		(7,380.3)		(5,517.5)		(5,337.1)
Unwinding of amortised cost		2.2		2.9
Balance at end of period		R 2,394.9		R 431.4		R 296.5